Business Combination - Travel.Co.In Limited - Summary (Details) - TCIL ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Feb. 08, 2019 INR (₨)
Business Combination
Revenue of acquiree since acquisition date	₨ 7,231	₨ 1,549
Transaction costs | $			$ 6,142
Yatra Online Private Limited
Business Combination
Upfront payment				₨ 58,276